Convertible Note Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Line of Credit/Notes Payable/Convertible Note Payable [Abstract]
Schedule of convertible notes payable

	Outstanding Principal as of						Warrants
	September 30, 2018	December 31, 2017	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
The November 2016 Convertible Note Offering	$-	$25,000	10%	0.30		November 1, 2017	400,000	$0.30
The June 2017 Convertible Note Offering	-	71,500	12%	Not Applicable		September 1, 2017	114,700	0.20
The August 2017 Convertible Note Offering	114,100	2,943,884	15%	0.20	(*)	August – November 2019	14,716,419	0.20
The First December 2017 Note	-	100,000	15%	0.20	(*)	December 21, 2019	500,000	0.20
The February 2018 Convertible Note Offering	75,000	-	15%	0.20	(*)	January – February 2020	5,078,375	0.20
The January 2018 Note	-	-		0.20	(*)	January 12, 2020	343,806	0.20
The February 2018 Note	25,452	-	18%	0.20	(*)	February 8, 2020	81,500	0.20
The March 2018 Convertible Note Offering	75,000	-	14%	0.20	(*)	March – April 2020	4,806,833	0.20
	289,552	3,140,384
Less: Debt Discount	(46,367)	(452,022)
Less: Debt Issuance Costs	(16,681)	(79,569)
	226,504	2,608,793
Less: Current Debt	(40,401)	(96,500)
Total Long-Term Debt	$186,103	$2,512,293

(*) As subject to adjustment as further outlined in the notes

	Outstanding Principal as of						Warrants
	December 31, 2017	December 31, 2016	Interest Rate	Conversion Price		Maturity Date	Quantity	Exercise Price
November – December, 2016	25,000	400,000	10%	0.30		November 1, 2017	400,000	0.30
December 27, 2016	-	100,000	10%	0.30		December 27, 2017	100,000	0.30
June, 2017	71,500	-	12%	Not Applicable		September 1, 2017	114,700	0.20
July, 2017	-	-	8.5%	0.20	(*)	April 11, 2018	350,000	0.20
August – November 2017	2,943,884	-	15%	0.20	(*)	August – November 2019	14,716,419	0.20
December 21, 2017	100,000
	3,140,384	500,000
Less: Debt Discount	(452,022)	(184,398)
Less: Debt Issuance Costs	(79,569)	(46,779)
	2,672,574	268,823
Less: Current Debt	(96,500)	(268,823)
Total Long-Term Debt	$2,512,293	$-

(*) As subject to adjustment as further outlined in the notes